LOANS (Tables)	3 Months Ended
Mar. 31, 2021
Receivables [Abstract]
Loans receivable on nonaccrual status as of March 31, 2021 and December 31, 2020 are summarized as follows:

Loans receivable on nonaccrual status as of March 31, 2021 and December 31, 2020 are summarized as follows:

(Dollars are in thousands)	March 31, 2021	December 31, 2020
Real estate secured:
Commercial	$2,125	$2,225
Construction and land development	54	57
Residential 1-4 family	3,027	2,700
Farmland	87	101
Total real estate loans	5,293	5,083
Commercial	50	453
Consumer installment loans and other loans	12	12
Total loans receivable on nonaccrual status	$5,355	$5,548

The following table presents information concerning the Company’s investment in loans considered impaired as of March 31, 2021 and December 31, 2020:

The following table presents information concerning the Company’s investment in loans considered impaired as of March 31, 2021 and December 31, 2020:

As of March 31, 2021 (Dollars are in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Real estate secured:
Commercial	$496	$532	$—
Construction and land development	88	366	—
Residential 1-4 family	1,900	2,178	—
Multifamily	—	—	—
Farmland	574	755	—
Commercial	—	—	—
Agriculture	—	—	—
Consumer installment loans	3	4	—
All other loans	—	—	—
With an allowance recorded:
Real estate secured:
Commercial	1,436	1,527	558
Construction and land development	—	—	—
Residential 1-4 family	301	331	45
Multifamily	—	—	—
Farmland	—	—	—
Commercial	30	38	5
Agriculture	—	—	—
Consumer installment loans	—	—	—
All other loans	—	—	—
Total	$4,828	$5,731	$608

As of December 31, 2020 (Dollars are in thousands)	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Real estate secured:
Commercial	$385	$386	$—
Construction and land development	99	376	—
Residential 1-4 family	1,662	1,898	—
Multifamily	—	—	—
Farmland	391	560	—
Commercial	—	—	—
Agriculture	—	—	—
Consumer installment loans	5	6	—
All other loans	—	—	—
With an allowance recorded:
Real estate secured:
Commercial	1,566	1,678	574
Construction and land development	—	—	—
Residential 1-4 family	337	365	72
Multifamily	—	—	—
Farmland	208	220	2
Commercial	429	437	404
Agriculture	—	—	—
Consumer installment loans	—	—	—
All other loans	—	—	—
Total	$5,082	$5,926	$1,052

The following tables present information concerning the Company’s average impaired loans and interest recognized on those impaired loans, for the periods indicated:

	Three Months Ended
	March 31, 2021		March 31, 2020
(Dollars are in thousands)	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no allowance recorded:
Real estate secured:
Commercial	$441	$—	$2,335	$9
Construction and land development	94	4	67	4
Residential 1-4 family	1,781	14	1,304	13
Multifamily	—	—	—	—
Farmland	483	9	761	10
Commercial	—	—	115	1
Agriculture	—	—	—	—
Consumer installment loans	4	—	—	—
All other loans	—	—	—	—
With an allowance recorded:
Real estate secured:
Commercial	1,501	3	433	—
Construction and land development	—	—	—	—
Residential 1-4 family	319	—	54	—
Multifamily	—	—	—	—
Farmland	104	—	216	2
Commercial	230	1	286	—
Agriculture	—	—	—	—
Consumer installment loans	—	—	—	—
All other loans	—	—	—	—
Total	$4,957	$31	$5,571	$39

Based on the most recent analysis performed, the risk categories of loans receivable as of March 31, 2021 and December 31, 2020 was as follows:

Based on the most recent analysis performed, the risk categories of loans receivable as of March 31, 2021 and December 31, 2020 was as follows:

As of March 31, 2021 (Dollars are in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real estate secured:
Commercial	$182,141	$6,889	$1,988	$138	$191,156
Construction and land development	26,986	1,758	54	—	28,798
Residential 1-4 family	214,306	987	2,963	—	218,256
Multifamily	20,256	232	—	—	20,488
Farmland	17,901	1,621	87	—	19,609
Total real estate loans	461,590	11,487	5,092	138	478,307
Commercial	87,043	3,639	50	—	90,732
Agriculture	4,024	192	—	—	4,216
Consumer installment loans	19,500	9	12	—	19,521
All other loans	1,678	—	—	—	1,678
Total	$573,835	$15,327	$5,154	$138	$594,454

As of December 31, 2020 (Dollars are in thousands)	Pass	Special Mention	Substandard	Doubtful	Total
Real estate secured:
Commercial	$171,212	$6,112	$2,057	$—	$179,381
Construction and land development	23,168	1,806	57	—	25,031
Residential 1-4 family	218,947	1,304	2,729	—	222,980
Multifamily	16,337	232	—	—	16,569
Farmland	17,019	1,249	100	—	18,368
Total real estate loans	446,683	10,703	4,943	—	462,329
Commercial	81,846	3,711	453	—	86,010
Agriculture	4,255	195	—	—	4,450
Consumer installment loans	20,615	5	12	—	20,632
All other loans	2,145	—	—	—	2,145
Total	$555,544	$14,614	$5,408	$—	$575,566